CONVERTIBLE DEBT (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CONVERTIBLE DEBT
Beginning balance	$ 54,293	$ 45,665
Issuances to debt discount	62,619
Reduction of derivative related to conversions	(50,909)	(11,629)
Change in fair value of derivative liabilities	$ (3,384)	20,257
Ending balance		$ 54,293